INCOME TAXES (Schedule of components of the income tax provision) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 510,550	$ 4,054,018	$ 3,233,053
Total deferred income tax expense (recovery)	(137,807)	97,632	249,072
Total income tax expense	372,743	4,151,650	3,482,125
Canadian [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	0	0
Total deferred income tax expense (recovery)	0	0	0
US Federal and State [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	510,550	4,054,018	3,233,053
Total deferred income tax expense (recovery)	$ (137,807)	$ 97,632	$ 249,072